Equity (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended
	May 17, 2017	May 27, 2016	Nov. 30, 2018	Jan. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Ordinary shares, authorized					100,000,000		100,000,000
Stock option to purchase common stock					400,000
Share based compensation					$ 324,000	$ 312,000
Intrinsic value of stock options exercised						1,473,000
Proceeds from stock options exercised						46,527
Unrecognized compensation expense elated to non-vested share options					$ 500,000
Weighted average remaining vesting period					2 months 12 days
Administrative expense					$ 3,138,340	$ 1,780,694
2016 Equity Incentive Plan [Member]
Issuance of common stock, shares						479,004
Fair value of stock option vested					$ 200,000	$ 200,000
Employees [Member]
Exercise of stock options granted				479,004
Additional paid in capital, service period recognition				$ 626,000
Stock option to purchase common stock
Proceeds from stock options exercised
Consultants [Member]
Exercise of stock options granted				50,000
Additional paid in capital, service period recognition				$ 24,000
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Exercise of stock options granted						50,000
Issuance of common stock, shares						50,000
Stock option to purchase common stock					200,000	200,000
Proceeds from stock options exercised						$ 46,500
Warrants to purchase common stock					150,000	150,000
Administrative expense					$ 34,000	$ 22,000
Two Individuals [Member]
Issuance of common stock, shares			1,000,000
Shares issued price per share			$ 1.50
Proceeds from issuance of common stock			$ 1,500,000
Directors Officers and Employees [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock		2,712,000
Fair value of stock option grant date		$ 1,600,000
Directors Officers and Employees [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation					202,000	202,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option to purchase common stock	960,000
Fair value of stock option grant date	$ 500,000
Employees and Directors [Member] | 2016 Equity Incentive Plan [Member] | Administrative Expenses [Member]
Share based compensation					$ 88,000	$ 88,000
Non-employees [Member]
Stock option weighted average exercise price per shares					$ 1.22
Stock option weighted average remaining life					2 years 7 days